PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2022	2021
Prepaid expenses	$13,610	$12,733
Government institutions	2,268	3,520
Derivative instruments	-	656
Interest to receive	3,872	240
Short-term vendor deposits	3,924	282
Other current assets	1,051	741

Total prepaid expenses and other current assets	$24,725	$18,172